UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2012



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA REAL RETURN FUND
MARCH 31, 2012

                                                                      (Form N-Q)

94425-0512                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
March 31, 2012 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               U.S. EQUITY SECURITIES (11.5%)

               COMMON STOCKS (10.6%)

               CONSUMER DISCRETIONARY (1.1%)
               -----------------------------
               ADVERTISING (0.1%)
      6,800    Omnicom Group, Inc.                                                             $    344
                                                                                               --------
               CABLE & SATELLITE (0.3%)
     27,491    Comcast Corp. "A"                                                                    825
                                                                                               --------
               HOME IMPROVEMENT RETAIL (0.2%)
      8,560    Home Depot, Inc.                                                                     431
                                                                                               --------
               MOVIES & ENTERTAINMENT (0.2%)
      9,700    Walt Disney Co.                                                                      425
                                                                                               --------
               RESTAURANTS (0.3%)
      6,595    McDonald's Corp.                                                                     647
                                                                                               --------
               Total Consumer Discretionary                                                       2,672
                                                                                               --------
               CONSUMER STAPLES (1.7%)
               -----------------------
               DRUG RETAIL (0.2%)
     12,357    CVS Caremark Corp.                                                                   554
                                                                                               --------
               FOOD DISTRIBUTORS (0.3%)
     21,548    Sysco Corp.                                                                          643
                                                                                               --------
               HOUSEHOLD PRODUCTS (0.3%)
      5,731    Colgate-Palmolive Co.                                                                561
      3,738    Procter & Gamble Co.                                                                 251
                                                                                               --------
                                                                                                    812
                                                                                               --------
               PACKAGED FOODS & MEAT (0.2%)
     12,260    Kraft Foods, Inc. "A"                                                                466
                                                                                               --------
               SOFT DRINKS (0.2%)
      8,565    PepsiCo, Inc.                                                                        568
                                                                                               --------
               TOBACCO (0.5%)
      1,500    Lorillard, Inc.                                                                      194
      9,849    Philip Morris International, Inc.                                                    873
                                                                                               --------
                                                                                                  1,067
                                                                                               --------
               Total Consumer Staples                                                             4,110
                                                                                               --------
               ENERGY (1.1%)
               -------------
               INTEGRATED OIL & GAS (0.8%)
     10,072    Chevron Corp.                                                                      1,080
     10,345    Exxon Mobil Corp.                                                                    897
                                                                                               --------
                                                                                                  1,977
                                                                                               --------

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1  | USAA Real Return Fund
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
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
      3,160    Schlumberger Ltd.                                                               $    221
                                                                                               --------

               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     12,618    Spectra Energy Corp.                                                                 398
                                                                                               --------
               Total Energy                                                                       2,596
                                                                                               --------
               FINANCIALS (1.2%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      3,630    Ameriprise Financial, Inc.                                                           208
                                                                                               --------
               CONSUMER FINANCE (0.2%)
      6,707    American Express Co.                                                                 388
                                                                                               --------
               DIVERSIFIED BANKS (0.3%)
      6,330    Comerica, Inc.                                                                       205
     13,576    Wells Fargo & Co.                                                                    463
                                                                                               --------
                                                                                                    668
                                                                                               --------
               LIFE & HEALTH INSURANCE (0.2%)
     12,965    MetLife, Inc.                                                                        484
                                                                                               --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     13,119    JPMorgan Chase & Co.                                                                 603
                                                                                               --------
               REGIONAL BANKS (0.1%)
      8,560    BB&T Corp.                                                                           269
                                                                                               --------
               THRIFTS & MORTGAGE FINANCE (0.1%)
     24,725    People's United Financial, Inc.                                                      327
                                                                                               --------
               Total Financials                                                                   2,947
                                                                                               --------
               HEALTH CARE (1.1%)
               ------------------
               HEALTH CARE EQUIPMENT (0.1%)
      8,548    Medtronic, Inc.                                                                      335
                                                                                               --------
               HEALTH CARE SERVICES (0.1%)
      2,660    Quest Diagnostics, Inc.                                                              163
                                                                                               --------
               MANAGED HEALTH CARE (0.1%)
      3,740    UnitedHealth Group, Inc.                                                             220
                                                                                               --------
               PHARMACEUTICALS (0.8%)
      9,480    Abbott Laboratories                                                                  581
     13,568    Johnson & Johnson                                                                    895
     12,760    Merck & Co., Inc.                                                                    490
                                                                                               --------
                                                                                                  1,966
                                                                                               --------
               Total Health Care                                                                  2,684
                                                                                               --------
               INDUSTRIALS (1.3%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
      3,940    United Technologies Corp.                                                            327
                                                                                               --------
               AIR FREIGHT & LOGISTICS (0.3%)
     10,119    United Parcel Service, Inc. "B"                                                      817
                                                                                               --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
      2,250    Caterpillar, Inc.                                                                    239
                                                                                               --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     17,793    Republic Services, Inc. "A"                                                          544
                                                                                               --------
               INDUSTRIAL CONGLOMERATES (0.4%)
      2,200    3M Co.                                                                               196
                                                                                               --------

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                                                   Portfolio of Investments |  2

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
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
     35,535    General Electric Co.                                                            $    713
                                                                                               --------
                                                                                                    909
                                                                                               --------
               INDUSTRIAL MACHINERY (0.2%)
      4,570    Stanley Black & Decker, Inc.                                                         352
                                                                                               --------
               Total Industrials                                                                  3,188
                                                                                               --------
               INFORMATION TECHNOLOGY (2.2%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
      4,740    Intuit, Inc.                                                                         285
                                                                                               --------
               COMMUNICATIONS EQUIPMENT (0.3%)
     22,460    Cisco Systems, Inc.                                                                  475
      4,100    Motorola Solutions, Inc.                                                             209
                                                                                               --------
                                                                                                    684
                                                                                               --------
               COMPUTER HARDWARE (0.2%)
        810    Apple, Inc.*                                                                         486
                                                                                               --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     10,277    Automatic Data Processing, Inc.                                                      567
                                                                                               --------
               IT CONSULTING & OTHER SERVICES (0.4%)
      4,069    International Business Machines Corp.                                                849
                                                                                               --------
               SEMICONDUCTORS (0.5%)
     25,030    Intel Corp.                                                                          704
      9,610    Texas Instruments, Inc.                                                              323
      7,120    Xilinx, Inc.                                                                         259
                                                                                               --------
                                                                                                  1,286
                                                                                               --------
               SYSTEMS SOFTWARE (0.5%)
     25,680    Microsoft Corp.                                                                      828
      9,573    Oracle Corp.                                                                         279
                                                                                               --------
                                                                                                  1,107
                                                                                               --------
               Total Information Technology                                                       5,264
                                                                                               --------
               MATERIALS (0.5%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
      4,274    PPG Industries, Inc.                                                                 409
                                                                                               --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      1,650    Monsanto Co.                                                                         132
                                                                                               --------
               INDUSTRIAL GASES (0.2%)
      4,744    Praxair, Inc.                                                                        544
                                                                                               --------
               Total Materials                                                                    1,085
                                                                                               --------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     14,943    AT&T, Inc.                                                                           467
                                                                                               --------
               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
      5,670    Southern Co.                                                                         255
                                                                                               --------
               MULTI-UTILITIES (0.1%)
      9,100    CenterPoint Energy, Inc.                                                             179
                                                                                               --------
               Total Utilities                                                                      434
                                                                                               --------
               Total Common Stocks (cost: $22,770)                                               25,447
                                                                                               --------

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3  | USAA Real Return Fund

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
PRINCIPAL
AMOUNT                                                                                           MARKET
$(000)/                                                                                           VALUE
SHARES       SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (0.9%)

               FINANCIALS (0.5%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     40,000    Citigroup Capital XIII Trust, 7.88%, cumulative redeemable                      $  1,099
                                                                                               --------
               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     40,000    Qwest Corp., 7.38%, cumulative                                                     1,041
                                                                                               --------
               Total Preferred Securities (cost: $2,121)                                          2,140
                                                                                               --------
               Total U.S. Equity Securities (cost: $24,891)                                      27,587
                                                                                               --------
               INTERNATIONAL EQUITY SECURITIES (9.8%)

               COMMON STOCKS (0.8%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               PACKAGED FOODS & MEAT (0.1%)
      7,210    Unilever N.V.                                                                        245
                                                                                               --------
               ENERGY (0.3%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
     10,633    Royal Dutch Shell plc "A" ADR                                                        746
                                                                                               --------
               HEALTH CARE (0.2%)
               ------------------
               PHARMACEUTICALS (0.2%)
     10,390    Novartis AG ADR                                                                      576
                                                                                               --------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     16,185    Vodafone Group plc ADR                                                               448
                                                                                               --------
               Total Common Stocks (cost: $1,979)                                                 2,015
                                                                                               --------
               PREFERRED SECURITIES (1.1%)

               FINANCIALS (1.1%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     40,000    ING Groep N.V., 7.20%, perpetual                                                     956
     10,000    ING Groep N.V., 8.50%, perpetual                                                     253
                                                                                               --------
                                                                                                  1,209
                                                                                               --------
               REINSURANCE (0.6%)
     $1,500    Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                            1,417
                                                                                               --------
               Total Financials                                                                   2,626
                                                                                               --------
               Total Preferred Securities (cost: $2,496)                                          2,626
                                                                                               --------

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                                                   Portfolio of Investments |  4

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
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS (7.9%)

               EXCHANGE-TRADED FUNDS (7.9%)
               ----------------------------
    432,150    Vanguard MSCI Emerging Markets ETF                                              $ 18,785
                                                                                               --------
               Total International Equity Securities (cost: $24,004)                             23,426
                                                                                               --------
               PRECIOUS METALS AND MINERALS SECURITIES (4.6%)

               GOLD (4.1%)

               AFRICAN GOLD COMPANIES (0.4%)
     11,000    AngloGold Ashanti Ltd. ADR                                                           406
     30,000    Gold Fields Ltd. ADR                                                                 417
                                                                                               --------
                                                                                                    823
                                                                                               --------
               AUSTRALIAN GOLD COMPANIES (0.2%)
     17,000    Newcrest Mining Ltd.                                                                 523
                                                                                               --------
               EUROPEAN GOLD COMPANIES (0.2%)
      4,000    Randgold Resources Ltd. ADR                                                          352
                                                                                               --------
               NORTH AMERICAN GOLD COMPANIES (3.1%)
     15,000    Agnico-Eagle Mines Ltd.                                                              501
     15,000    Alamos Gold, Inc.                                                                    275
     19,000    Allied Nevada Gold Corp.*                                                            618
     55,000    AuRico Gold, Inc.*                                                                   488
     11,200    Barrick Gold Corp.                                                                   487
     54,000    Eldorado Gold Corp.                                                                  742
     12,000    Goldcorp, Inc.                                                                       541
     55,000    IAMGOLD Corp.                                                                        731
     46,000    Kinross Gold Corp.                                                                   450
     12,300    Newmont Mining Corp.                                                                 631
     37,000    Osisko Mining Corp.*                                                                 430
      6,900    Royal Gold, Inc.                                                                     450
    100,000    Semafo, Inc.                                                                         533
     39,000    Yamana Gold, Inc.                                                                    609
                                                                                               --------
                                                                                                  7,486
                                                                                               --------
               SOUTH AMERICAN GOLD COMPANIES (0.2%)
     13,000    Compania de Minas Buenaventura S.A. ADR                                              524
                                                                                               --------
               Total Gold (cost: $10,819)                                                         9,708
                                                                                               --------
               PLATINUM GROUP METALS (0.2%)
     26,000    Impala Platinum Holdings Ltd. (cost: $650)                                           512
                                                                                               --------
               SILVER (0.3%)
     31,000    Pan American Silver Corp. (cost: $719)                                               684
                                                                                               --------
               Total Precious Metals and Minerals Securities (cost: $12,188)                     10,904
                                                                                               --------
               GLOBAL REAL ESTATE EQUITY SECURITIES (2.9%)

               COMMON STOCKS (1.5%)

               REITs - INDUSTRIAL (0.2%)
     10,700    ProLogis, Inc.                                                                       385
                                                                                               --------

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5  | USAA Real Return Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               REITs - OFFICE (0.1%)
      3,500    Boston Properties, Inc.                                                         $    368
                                                                                               --------
               REITs - RESIDENTIAL (0.4%)
      2,550    AvalonBay Communities, Inc.                                                          361
      4,900    Equity LifeStyle Properties, Inc.                                                    342
      5,500    Equity Residential Properties Trust                                                  344
                                                                                               --------
                                                                                                  1,047
                                                                                               --------
               REITs - RETAIL (0.3%)
      7,300    Regency Centers Corp.                                                                325
      2,400    Simon Property Group, Inc.                                                           349
                                                                                               --------
                                                                                                    674
                                                                                               --------
               REITs - SPECIALIZED (0.5%)
     15,500    Extra Space Storage, Inc.                                                            446
     19,000    Healthcare Realty Trust, Inc.                                                        418
     21,000    Host Hotels & Resorts, Inc.                                                          345
                                                                                               --------
                                                                                                  1,209
                                                                                               --------
               Total Common Stocks (cost: $2,965)                                                 3,683
                                                                                               --------
               EXCHANGE-TRADED FUNDS (1.4%)

               REITs - DIVERSIFIED (1.4%)
               --------------------------
     88,000    SPDR Dow Jones International Real Estate ETF (cost: $3,441)                        3,240
                                                                                               --------
               Total Global Real Estate Equity Securities (cost: $6,406)                          6,923
                                                                                               --------

PRINCIPAL
AMOUNT                                                         COUPON
(000)          SECURITY                                          RATE            MATURITY
-------------------------------------------------------------------------------------------------------
               BONDS (64.8%)

               CORPORATE OBLIGATIONS (36.5%)

               CONSUMER DISCRETIONARY (2.0%)
               -----------------------------
               APPAREL RETAIL (0.4%)
$     1,000    Limited Brands, Inc.                              6.95%          3/01/2033           962
                                                                                               --------
               AUTOMOBILE MANUFACTURERS (0.4%)
      1,000    Toyota Motor Credit Corp.                         0.65 (b)      11/15/2012         1,002
                                                                                               --------
               CABLE & SATELLITE (0.3%)
         851   Atlantic Broadband Finance, LLC (c)               4.00           3/08/2016           851
                                                                                               --------
               CASINOS & GAMING (0.5%)
      1,000    Harrah's Operating Co., Inc.                     11.25           6/01/2017         1,095
                                                                                               --------
               RESTAURANTS (0.4%)
        980    Dunkin' Brands, Inc. (c)                          4.00          11/23/2017           981
                                                                                               --------
               Total Consumer Discretionary                                                       4,891
                                                                                               --------
               CONSUMER STAPLES (1.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
      1,000    Archer-Daniels-Midland Co.                        0.67 (b)       8/13/2012         1,002
                                                                                               --------

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)          SECURITY                                          RATE            MATURITY         (000)
-------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS (0.4%)
$     1,000    Procter & Gamble Co.                             0.55% (b)       11/14/2012     $  1,002
                                                                                               --------
               SOFT DRINKS (0.9%)
      1,000    Coca Cola Co.                                    0.55 (b)         5/15/2012        1,001
      1,000    Coca-Cola Co.                                    0.42 (b)         3/14/2014        1,001
                                                                                               --------
                                                                                                  2,002
                                                                                               --------
               Total Consumer Staples                                                             4,006
                                                                                               --------
               ENERGY (5.3%)
               -------------
               COAL & CONSUMABLE FUELS (0.4%)
      1,000    Alpha Natural Resources, Inc.                    6.00             6/01/2019          910
                                                                                               --------
               OIL & GAS DRILLING (0.4%)
      1,000    Precision Drilling Corp.                         6.63            11/15/2020        1,052
                                                                                               --------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
      1,230    Exterran Holdings, Inc.                          7.25            12/01/2018        1,187
                                                                                               --------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
        500    Berry Petroleum Co.                              6.75            11/01/2020          531
      1,000    QEP Resources, Inc.                              6.80             3/01/2020        1,063
                                                                                               --------
                                                                                                  1,594
                                                                                               --------
               OIL & GAS STORAGE & TRANSPORTATION (3.3%)
      1,000    Copano Energy, LLC                               7.13             4/01/2021        1,057
      1,000    Enbridge Energy Partners, LP                     8.05            10/01/2037        1,088
      1,000    Enterprise Products Operating, LP                7.00             6/01/2067        1,005
      1,000    Genesis Energy, LP                               7.88            12/15/2018        1,025
        500    Markwest Energy Partners Finance Corp.           6.25             6/15/2022          528
      1,000    Martin Midstream Partners, LP                    8.88             4/01/2018        1,035
      1,000    Southern Union Co.                               3.56 (b)        11/01/2066          881
      1,310    Targa Resources Partners, LP (a)                 6.88             2/01/2021        1,369
                                                                                               --------
                                                                                                  7,988
                                                                                               --------
               Total Energy                                                                      12,731
                                                                                               --------
               FINANCIALS (15.8%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
      1,000    Bank of New York Mellon                          0.83 (b)         1/31/2014        1,003
        890    NTC Capital I                                    1.09 (b)         1/15/2027          746
      1,500    State Street Capital Trust IV                    1.47 (b)         6/15/2037        1,109
                                                                                               --------
                                                                                                  2,858
                                                                                               --------
               CONSUMER FINANCE (1.7%)
      1,000    Ally Financial, Inc.                             7.50             9/15/2020        1,084
      1,000    American Express Co.                             6.80             9/01/2066        1,024
      1,000    American Express Credit Corp.                    1.32 (b)         6/24/2014          997
      1,000    American Honda Finance Corp. (a)                 0.90 (b)        11/07/2012        1,002
                                                                                               --------
                                                                                                  4,107
                                                                                               --------
               DIVERSIFIED BANKS (0.4%)
      1,000    Canadian Imperial Bank                           0.73 (b)         5/04/2012        1,000
                                                                                               --------
               LIFE & HEALTH INSURANCE (2.4%)
      1,000    Great-West Life & Annuity Insurance Co. (a)      7.15             5/16/2046        1,005
      1,500    Lincoln National Corp.                           7.00             5/17/2066        1,466
      1,000    New York Life Global Funding (a)                 0.84 (b)         4/04/2014        1,000
      1,000    Principal Financial Global Fund, LLC             1.10 (b)         1/10/2031          768
      1,500    StanCorp Financial Group, Inc.                   6.90             6/01/2067        1,387
                                                                                               --------
                                                                                                  5,626
                                                                                               --------
               MULTI-LINE INSURANCE (1.3%)
      1,000    Genworth Financial, Inc.                         6.15            11/15/2066          680

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7  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)          SECURITY                                          RATE            MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$     1,500    Glen Meadow (a)                                  6.51%            2/12/2067     $  1,162
      1,500    Nationwide Mutual Insurance Co. (a)              5.81            12/15/2024        1,376
                                                                                               --------
                                                                                                  3,218
                                                                                               --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
      1,000    ABN AMRO North America Holding Co. (a)           6.47                     -(d)       825
      2,000    Bank of America Corp. Capital Trust XV           1.29 (b)         6/01/2056        1,416
      1,000    Countrywide Financial Corp.                      6.25             5/15/2016        1,043
      1,000    General Electric Capital Corp.                   1.21 (b)         4/07/2014        1,001
      1,000    General Electric Capital Corp.                   6.38            11/15/2067        1,023
      1,000    ILFC E-Capital Trust I (a)                       5.03 (b)        12/21/2065          670
      1,500    JPMorgan Chase Capital XXI                       1.49 (b)         2/02/2037        1,099
                                                                                               --------
                                                                                                  7,077
                                                                                               --------
               PROPERTY & CASUALTY INSURANCE (1.9%)
      1,000    Allstate Corp.                                   6.13             5/15/2037          985
      1,000    Chubb Corp.                                      6.38             3/29/2067        1,037
        500    HSB Group, Inc.                                  1.48 (b)         7/15/2027          367
      1,000    Ironshore Holdings, Inc. (a)                     8.50             5/15/2020        1,090
      1,000    Progressive Corp.                                6.70             6/15/2037        1,039
                                                                                               --------
                                                                                                  4,518
                                                                                               --------
               REGIONAL BANKS (2.3%)
      1,000    BB&T Corp.                                       1.25 (b)         4/28/2014        1,005
      1,000    CoBank ACB (a)                                   1.07 (b)         6/15/2022          763
      1,000    Fifth Third Capital Trust IV                     6.50             4/15/2037        1,000
      1,000    First Maryland Capital Trust I                   1.57 (b)         1/15/2027          745
      1,000    Huntington Capital III                           6.65             5/15/2037          980
      1,000    Regions Financial Corp.                          7.75            11/10/2014        1,101
                                                                                               --------
                                                                                                  5,594
                                                                                               --------
               REITs - INDUSTRIAL (0.7%)
      1,500    DuPont Fabros Technology, LP                     8.50            12/15/2017        1,658
                                                                                               --------
               REITs - SPECIALIZED (0.9%)
      1,000    Host Hotels & Resorts, LP                        5.88             6/15/2019        1,059
      1,000    OMEGA Healthcare Investors, Inc.                 6.75            10/15/2022        1,065
                                                                                               --------
                                                                                                  2,124
                                                                                               --------
               Total Financials                                                                  37,780
                                                                                               --------
               HEALTH CARE (0.4%)
               ------------------
               PHARMACEUTICALS (0.4%)
      1,000    Mylan, Inc. (a)                                  6.00            11/15/2018        1,050
                                                                                               --------
               INDUSTRIALS (2.5%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
      1,000    Textron Financial Corp. (a)                      6.00             2/15/2067          775
                                                                                               --------
               CONSTRUCTION & FARM MACHINERY & HEAVY
                 TRUCKS (0.8%)
      1,000    Caterpillar, Inc.                                0.59 (b)        11/21/2012        1,002
      1,000    John Deere Capital Corp.                         0.70 (b)         3/03/2014        1,003
                                                                                               --------
                                                                                                  2,005
                                                                                               --------
               DIVERSIFIED SUPPORT SERVICES (0.5%)
      1,000    Mobile Mini, Inc.                                7.88            12/01/2020        1,075
                                                                                               --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
      1,000    Clean Harbors, Inc.                              7.63             8/15/2016        1,058
                                                                                               --------
               SECURITY & ALARM SERVICES (0.4%)
      1,000    Geo Group, Inc.                                  6.63             2/15/2021        1,051
                                                                                               --------
               Total Industrials                                                                  5,964
                                                                                               --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)          SECURITY                                          RATE            MATURITY         (000)
-------------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (0.9%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
$     1,000    SunGard Data Systems, Inc.                       7.38%           11/15/2018     $  1,067
                                                                                               --------
               OFFICE ELECTRONICS (0.4%)
      1,000    Xerox Corp.                                      1.32 (b)         5/16/2014          993
                                                                                               --------
               Total Information Technology                                                       2,060
                                                                                               --------
               MATERIALS (0.7%)
               ----------------
               METAL & GLASS CONTAINERS (0.7%)
      1,000    Ball Corp.                                       5.75             5/15/2021        1,067
        500    Crown Americas Capital Corp. III                 6.25             2/01/2021          540
                                                                                               --------
                                                                                                  1,607
                                                                                               --------
               Total Materials                                                                    1,607
                                                                                               --------
               TELECOMMUNICATION SERVICES (1.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
      1,000    Frontier Communications Corp.                    7.88             1/15/2027          913
                                                                                               --------
               WIRELESS TELECOMMUNICATION SERVICES (0.8%)
      1,000    Nextel Communications, Inc.                      7.38             8/01/2015          971
      1,000    NII Capital Corp.                                7.63             4/01/2021          985
                                                                                               --------
                                                                                                  1,956
                                                                                               --------
               Total Telecommunication Services                                                   2,869
                                                                                               --------
               UTILITIES (6.0%)
               ----------------
               ELECTRIC UTILITIES (1.8%)
      1,000    FPL Group Capital, Inc.                          6.65             6/15/2067        1,026
      1,000    NV Energy, Inc.                                  6.25            11/15/2020        1,090
      1,000    PPL Capital Funding, Inc.                        6.70             3/30/2067        1,001
      1,918    Texas Competitive Electric Holdings Co., LLC (c) 4.74            10/10/2017        1,071
                                                                                               --------
                                                                                                  4,188
                                                                                               --------
               INDEPENDENT POWER PRODUCERS & ENERGY
                 TRADERS (2.6%)
      1,000    AES Corp. (a)                                    7.38             7/01/2021        1,110
      2,500    Calpine Construction Finance Co., LP (a)         7.50             2/15/2021        2,662
        990    Calpine Corp. (c)                                4.50             4/02/2018          988
        500    IPALCO Enterprises, Inc.                         5.00             5/01/2018          500
      1,000    Reliant Energy, Inc.                             7.63             6/15/2014        1,013
                                                                                               --------
                                                                                                  6,273
                                                                                               --------
               MULTI-UTILITIES (1.6%)
      1,000    Dominion Resources, Inc.                         2.77 (b)         9/30/2066          880
      1,000    Integrys Energy Group, Inc.                      6.11            12/01/2066        1,001
      1,000    Puget Sound Energy, Inc.                         6.97             6/01/2067        1,026
      1,000    Wisconsin Energy Corp.                           6.25             5/15/2067        1,031
                                                                                               --------
                                                                                                  3,938
                                                                                               --------
               Total Utilities                                                                   14,399
                                                                                               --------
               Total Corporate Obligations (cost: $87,506)                                       87,357
                                                                                               --------
               EURODOLLAR AND YANKEE OBLIGATIONS (8.5%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
      1,000    Viterra, Inc. (a)                                5.95             8/01/2020        1,093
                                                                                               --------

================================================================================

9  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)          SECURITY                                          RATE            MATURITY         (000)
-------------------------------------------------------------------------------------------------------
               ENERGY (0.4%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.4%)
$     1,000    TransCanada Pipelines Ltd.                       6.35%            5/15/2067     $  1,035
                                                                                               --------
               FINANCIALS (5.5%)
               -----------------
               DIVERSIFIED BANKS (2.1%)
      1,000    Commonwealth Bank of Australia (a)               1.20 (b)         3/17/2014          999
      2,000    HSBC Bank plc                                    1.06 (b)                 -(d)     1,006
      1,000    National Australia Bank Ltd. (a)                 1.51 (b)         7/25/2014        1,004
      1,000    Nordea Bank AB (a)                               1.47 (b)         1/14/2014          998
      1,000    Westpac Banking Corp. (a)                        1.80 (b)         1/30/2014        1,009
                                                                                               --------
                                                                                                  5,016
                                                                                               --------
               DIVERSIFIED CAPITAL MARKETS (0.3%)
      1,000    Deutsche Bank Capital Trust IV                   4.59 (b)                 -(d)       697
                                                                                               --------
               MULTI-LINE INSURANCE (1.5%)
      2,000    AXA S.A.                                         1.98 (b)                 -(d)     1,129
      1,564    Oil Insurance Ltd. (a)                           3.45 (b)                 -(d)     1,473
      1,000    ZFS Finance USA Trust II (a)                     6.45            12/15/2065        1,000
                                                                                               --------
                                                                                                  3,602
                                                                                               --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      1,000    KfW                                              0.54 (b)         3/13/2015        1,001
        800    Santander U.S. Debt S.A. (a)                     2.49             1/18/2013          798
                                                                                               --------
                                                                                                  1,799
                                                                                               --------
               PROPERTY & CASUALTY INSURANCE (0.4%)
      1,000    QBE Capital Funding III, LP (a)                  7.25             5/24/2041          944
                                                                                               --------
               SOVEREIGN DEBT (0.4%)
      1,000    Kommunalbanken A/S (NBGA) (a)                    0.66 (b)        10/21/2013        1,000
                                                                                               --------
               Total Financials                                                                  13,058
                                                                                               --------
               HEALTH CARE (0.4%)
               ------------------
               PHARMACEUTICALS (0.4%)
      1,000    Valeant Pharmaceuticals International, Inc.(a)   6.75             8/15/2021          978
                                                                                               --------
               INDUSTRIALS (0.4%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.4%)
      1,000    Hutchison Whampoa Ltd. (a)                       6.00                     -(d)     1,020
                                                                                               --------
               MATERIALS (1.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.4%)
      1,000    Calcipar S.A. (a)                                6.88             5/01/2018        1,020
                                                                                               --------
               PAPER PRODUCTS (0.5%)
      1,000    Mercer International, Inc.                       9.50            12/01/2017        1,037
                                                                                               --------
               STEEL (0.4%)
      1,000    FMG Resources (August 2006) Proprietary Ltd.     7.00            11/01/2015        1,025
                                                                                               --------
               Total Materials                                                                    3,082
                                                                                               --------
               Total Eurodollar and Yankee Obligations (cost: $20,339)                           20,266
                                                                                               --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)          SECURITY                                          RATE            MATURITY         (000)
-------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES (1.8%)

               FINANCIALS (1.8%)
               -----------------
               ASSET-BACKED FINANCING (1.8%)
$     1,000    Arran Residential Mortgages Funding plc (a)      1.94 %(b)       11/19/2047     $  1,003
        960    General Electric Capital Corp.                   0.77            10/21/2013          958
      1,000    Holmes Master Issuer plc (a)                     1.97 (b)        10/15/2054        1,005
      1,000    MMAF Equipment Finance, LLC (a)                  0.90             4/15/2014        1,000
        511    Westlake Automobile Receivables Trust (a)        1.08             7/15/2013          511
                                                                                               --------
                                                                                                  4,477
                                                                                               --------
               Total Financials                                                                   4,477
                                                                                               --------
               Total Asset-Backed Securities (cost: $4,472)                                       4,477
                                                                                               --------
               COMMERCIAL MORTGAGE SECURITIES (4.1%)

               FINANCIALS (4.1%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (4.1%)
      2,000    Bear Stearns Commercial Mortgage Securities,
                 Inc.                                           4.99             9/11/2042        1,940
      1,000    Citigroup Commercial Mortgage Trust              5.40 (b)         7/15/2044          979
      1,000    Commercial Mortgage Pass-Through
                 Certificates                                   5.21             6/10/2044        1,004
      1,000    GE Capital Commercial Mortgage Corp.             5.33 (b)         3/10/2044          888
      1,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.04            10/15/2042          913
      1,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.57             4/15/2043          880
      1,000    Merrill Lynch Mortgage Trust                     5.14             7/12/2038          932
        500    Merrill Lynch Mortgage Trust                     5.67 (b)         5/12/2039          435
      1,000    Morgan Stanley Capital I, Inc.                   5.07             8/13/2042          997
      1,000    Wachovia Bank Commercial Mortgage Trust          5.36 (b)        12/15/2044          807
                                                                                               --------
                                                                                                  9,775
                                                                                               --------
               Total Financials                                                                   9,775
                                                                                               --------
               Total Commercial Mortgage Securities (cost: $9,309)                                9,775
                                                                                               --------
               U.S. TREASURY SECURITIES (9.9%)

               INFLATION-INDEXED NOTES (9.9%)
      1,071    1.25%, 4/15/2014                                                                   1,136
      8,315    1.25%, 7/15/2020                                                                   9,503
      3,351    2.00%, 4/15/2012                                                                   3,360
      6,334    2.50%, 1/15/2029                                                                   8,378
      1,094    2.63%, 7/15/2017                                                                   1,316
                                                                                               --------
               Total Inflation-Indexed Notes                                                     23,693
                                                                                               --------
               Total U.S. Treasury Securities (cost: $21,670)                                    23,693
                                                                                               --------
               MUNICIPAL BONDS (1.9%)

               ELECTRIC UTILITIES (0.6%)
      1,000    Delaware State EDA                               2.30             7/01/2028(e)     1,002

================================================================================

11  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)          SECURITY                                          RATE            MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$       500    West Virginia EDA                                2.00%           1/01/2041(e)   $    502
                                                                                               --------
               Total Electric Utilities                                                           1,504
                                                                                               --------
               ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
      1,000    California Pollution Control Financing Auth.     0.70 (b)        8/01/2023(e)      1,000
      1,000    Illinois State Finance Auth.                     1.13            4/01/2013(e)      1,003
      1,000    Indiana State Finance Auth. "A"                  0.60 (b)        5/01/2034(e)      1,000
                                                                                               --------
               Total Environmental & Facilities Services                                          3,003
                                                                                               --------
               Total Municipal Bonds (cost: $4,500)                                               4,507
                                                                                               --------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS (2.1%)

               EXCHANGE-TRADED FUNDS (2.1%)
     54,671    iShares iBoxx High Yield Corporate Bond Fund (cost: $5,000)                        4,966
                                                                                               --------
               Total Bonds (cost: $152,796)                                                     155,041
                                                                                               --------
               MONEY MARKET INSTRUMENTS (5.6%)

               MONEY MARKET FUNDS (5.6%)
 13,441,108    State Street Institutional Liquid Reserve Fund, 0.23% (f) (cost: $13,441)         13,441
                                                                                               --------

               TOTAL INVESTMENTS (COST: $233,726)                                              $237,322
                                                                                               ========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                             TOTAL
----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                               $      25,447     $        --     $         --    $   25,447
  Preferred Securities                                1,041           1,099               --         2,140
International Equity Securities:
  Common Stocks                                       2,015              --               --         2,015
  Preferred Securities                                  253           2,373               --         2,626
  Exchange-Traded Funds                              18,785              --               --        18,785
Precious Metals And Minerals Securities:
  Gold                                                9,708              --               --         9,708
  Platinum Group Metals                                 512              --               --           512
  Silver                                                684              --               --           684
Global Real Estate Equity Securities:
  Common Stocks                                       3,683              --               --         3,683
  Exchange-Traded Funds                               3,240              --               --         3,240
Bonds:
  Corporate Obligations                                  --          87,357               --        87,357
  Eurodollar And Yankee Obligations                      --          20,266               --        20,266
  Asset-Backed Securities                                --           4,477               --         4,477
  Commercial Mortgage Securities                         --           9,775               --         9,775
  U.S. Treasury Securities                           23,693              --               --        23,693
  Municipal Bonds                                        --           4,507               --         4,507
  Exchange-Traded Funds                               4,966              --               --         4,966
Money Market Instruments:
  Money Market Funds                                 13,441              --               --        13,441
----------------------------------------------------------------------------------------------------------
TOTAL                                         $     107,468     $   129,854     $         --    $  237,322
----------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Real Return Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

14  | USAA Real Return Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

15  | USAA Real Return Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries and certain Exchange-Traded Funds, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of March 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2012, were $9,212,000 and $5,616,000, respectively, resulting in net unrealized appreciation of $3,596,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $239,169,000 at March 31, 2012, and, in total, may not equal

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.4% of net assets at March 31, 2012.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA        Economic Development Authority
REIT       Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

17  | USAA Real Return Fund

================================================================================

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the government of Norway.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2012.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(f) Rate represents the money market fund annualized seven-day yield at March 31, 2012.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  18



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.